Schedule of Intangible assets (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (6,408,540)	$ (50,039,806)	$ (47,575,044)
Intangible Assets, net	2,123,986	16,584,716	15,336,589
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Internally developed software	28,608	223,381	223,381
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Internally developed software	$ 8,503,918	$ 66,401,141	$ 62,688,252